COMMITMENTS AND CONTINGENCIES - Additional Information (Details)				6 Months Ended		12 Months Ended
	Sep. 08, 2023 USD ($)	Jul. 20, 2023 USD ($)	Sep. 08, 2021 shares	Jun. 30, 2023 USD ($) d $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) d shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | d				3		3
Percentage of cash underwriting discount based on gross proceeds from IPO				(1.25%)		(1.25%)
Aggregate cash underwriting discount if over-allotment is exercised in full				$ 3,593,750		$ 3,593,750
Percentage of deferred underwriting commission based on gross proceeds from IPO				(3.50%)		(3.50%)
Deferred underwriting commission				$ 10,062,500		$ 10,062,500
Period of right of first refusal from the closing of business combination				24 months		24 months
Settlement In Principle Amount				$ 577,087
Litigation settlement amount awarded to other party				$ 500,000
Shares issued, price per share | $ / shares				$ 10
Amount of litigation payable				$ 300,000
Fair value adjustment of private placement units				414,000	$ 0
Litigation settlement expense greater than actual fees				$ 8,000,000
Percentage of loss contingency payable greater than actual fees				130.00%
Professional fees before adjustment				$ 300,000
Professional fess after adjustment				414,000
Claim payable without consent				100,000
Private Placement Units [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, Value, Issued for services				500,000
Directors and Officers Liability Insurance [Member]
Subsidiary, Sale of Stock [Line Items]
Malpractice Insurance, Annual Coverage Limit				2,500,000		$ 2,500,000
Malpractice Insurance Excess Retention Amount				$ 5,000,000		$ 5,000,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Settlement In Principle Amount	$ 18,000,000	$ 18,000,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of shares issuable based on stock issued in IPO				(0.50%)		(0.50%)
Number of shares issuable | shares				143,750		143,750
Stock issued during period, Value, Issued for services				$ 1,437,500		$ 1,437,500
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold | shares			3,750,000